Net Gratuity Cost (Detail) - Gratuity ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Defined Benefit Plan Disclosure [Line Items]
Service cost		₨ 965.4	$ 12.8	₨ 820.6	₨ 741.0
Interest cost		483.3	6.4	476.7	392.2
Expected return on plan assets		(389.9)	(5.2)	(347.4)	(297.4)
Actuarial (gains)/losses		989.4	13.1	(176.6)	85.1
Net gratuity cost	[1]	₨ 2,048.2	$ 27.1	₨ 773.3	₨ 920.9

[1]	Effective April 1, 2018, the Bank adopted ASU 2017-07 Compensation- Retirement Benefits (Topic 715) -Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. Accordingly, service cost is reported in the Consolidated Statements of Income in line Non-interest expense-salaries and staff benefits and other components of net benefit cost is reported in the Consolidated Statements of Income in line Non-interest expense –Administrative and other. The amendments have been applied retrospectively.